Intangible Assets (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM) RM / shares	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Intangible Assets [Line Items]
Amortization expenses of intangible assets (in Ringgits)	RM 15,632,733	$ 3,831,552	RM 18,931,458	RM 27,871,638
Write-off of intangible assets (in Ringgits)			290,004
Impairment of goodwill (in Ringgits)	22,150,110	5,428,949	7,734,427
Impairment of intangible assets (in Dollars)	RM 15,666,760	$ 3,839,892	8,044,989
Pre-tax discount rate	11.28%	11.28%
Recoverable amounts			RM 108,518,721
Discount rate applied to cash flow projections	2.00%	2.00%	3.00%
IoT AI Power Charger CGU [Member]
Intangible Assets [Line Items]
Impairment of goodwill (in Ringgits)	RM 8,098,393
Computer system [Member]
Intangible Assets [Line Items]
Impairment of intangible assets (in Dollars)			RM 8,044,989
Accumulated amortization [Member]
Intangible Assets [Line Items]
Impairment of intangible assets (in Dollars)	37,816,870		15,779,416
Charge for the year	15,632,733		18,931,458
Accumulated amortization [Member] | Supply/Service Agreements [Member]
Intangible Assets [Line Items]
Impairment of intangible assets (in Dollars)	15,666,760
Charge for the year	3,186,459		3,186,459
Accumulated amortization [Member] | Computer system [Member]
Intangible Assets [Line Items]
Impairment of intangible assets (in Dollars)			8,044,989
Selling price (in Ringgits per share) | RM / shares
Charge for the year	RM 12,446,274		RM 15,744,999
Bottom of Range [Member]
Intangible Assets [Line Items]
Pre-tax discount rate			11.34%
Long term growth rate	2.10%	2.10%
Top of Range [Member]
Intangible Assets [Line Items]
Pre-tax discount rate			13.20%
Long term growth rate			2.20%